BLACKROCK ALLOCATION TARGET SHARES

BATS: Series E Portfolio

(the “Fund”)

Supplement dated March 2, 2023 (the “Supplement”) to the Fund’s

Summary Prospectus and Prospectus, each dated July 29, 2022, as supplemented to date

The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BATS: Series E Portfolio — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BATS: Series E Portfolio — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O’Conner, CFA	2014	Managing Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Director of BlackRock, Inc.
Phillip Soccio, CFA	2022	Director of BlackRock, Inc.
Ryan McDonald, CFA	2023	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — BATS: Series E Portfolio — About the Portfolio Management of the BATS: Series E Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE BATS: SERIES E PORTFOLIO
The BATS: Series E Portfolio is managed by a team of financial professionals. Walter O’Conner, CFA, Kevin Maloney, CFA, Phillip Soccio, CFA, and Ryan McDonald, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BATS: Series E Portfolio” is deleted in its entirety and replaced with the following:

BATS: Series E Portfolio

The BATS: Series E Portfolio is managed by a team of financial professionals. Walter O’Conner, CFA, Kevin Maloney, CFA, Phillip Soccio, CFA, and Ryan McDonald, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Walter O’Conner, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2006.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020; Associate of BlackRock, Inc. from 2014 to 2017; Analyst of BlackRock, Inc. from 2011 to 2013.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Phillip Soccio, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2009; Vice President of BlackRock, Inc. from 2005 to 2009.
Ryan McDonald, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2023	Managing Director of BlackRock, Inc. since 2023; Director of BlackRock, Inc. from 2017 to 2022; Vice President of BlackRock, Inc. from 2014 to 2016; Vice President of Moelis & Co. from 2013 to 2014.

Shareholders should retain this Supplement for future reference.

PRO-BATSE-0323SUP